Segment information (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
China
Segment information
Total net revenue	¥ 5,819,828	¥ 3,741,732	¥ 3,001,498
Outside China:
Segment information
Total net revenue	7,705,579	7,553,791	4,181,291
Japan
Segment information
Total net revenue	2,437,507	3,852,572	1,596,703
Rest of the world
Segment information
Total net revenue	5,268,072	¥ 3,701,219	¥ 2,584,588
Malaysia
Segment information
Total long-lived fixed assets	¥ 401,473